TRADING ASSETS AND LIABILITIES - Total trading assets and liabilities, net (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trading assets and liabilities [abstract]
Total trading assets and liabilities net	$ 13,296,760	$ 10,083,801